UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07687

First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end:  8/31/07

Date of reporting period:  11/30/06

Item 1 - Schedule of Investments

	Schedule of Investments November 30, 2006 (unaudited), all dollars are rounded to thousands (000)

	Strategy Aggressive Growth Allocation Fund

	DESCRIPTION	SHARES	VALUE+

	Affiliated Investment Companies
	Equity Funds - 90.0%
	First American Investment Funds, Inc. (a)
	Equity Income Fund	209,393	$3,392
	Equity Index Fund	103,942	2,725
	International Fund	1,805,920	27,577
	Large Cap Growth Opportunities Fund (b)	941,705	29,174
	Large Cap Select Fund	1,195,381	18,600
	Large Cap Value Fund	881,608	19,801
	Mid Cap Growth Opportunities Fund (b)	131,362	5,893
	Mid Cap Value Fund	120,085	3,292
	Real Estate Securities Fund	180,824	5,054
	Small Cap Growth Opportunities Fund (b)	57,937	1,280
	Small Cap Select Fund (b)	90,968	1,518
	Small Cap Value Fund	74,758	1,206
	Total Equity Funds
	(Cost $101,297)		119,512
	Fixed Income Funds - 8.7%
	First American Investment Funds, Inc. (a)
	Core Bond Fund	352,994	3,908
	Inflation Protected Securities Fund	792,495	7,671
	Total Fixed Income Funds		11,579
	(Cost $11,550)
	Short-Term Investment - 1.5%
	First American Funds, Inc. (c)
	Prime Obligations Fund	1,939,587	1,940
	(Cost $1,940)
	Total Affiliated Investment Companies - 100.2%
	(Cost $114,787)		133,031
	Other Assets and Liabilities, Net - (0.2)%		(203)
	Total Net Assets - 100.0%		$132,828

+	Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund as of November 30, 2006.
(a)	Investments in these funds are made in the Y share class.
(b)	Fund paid no dividends during the twelve-month period ended November 30, 2006.
(c)	Investment in this fund is made in the Z share class.

	Schedule of Investments November 30, 2006 (unaudited), all dollars are rounded to thousands (000)

	Strategy Growth Allocation Fund

	DESCRIPTION	SHARES	VALUE+

	Affiliated Investment Companies
	Equity Funds - 75.9%
	First American Investment Funds, Inc (a)
	Equity Income Fund	414,334	$6,712
	Equity Index Fund	192,215	5,040
	International Fund	1,677,240	25,611
	Large Cap Growth Opportunities Fund (b)	1,049,021	32,499
	Large Cap Select Fund	1,236,207	19,235
	Large Cap Value Fund	958,590	21,530
	Mid Cap Growth Opportunities Fund (b)	91,834	4,120
	Mid Cap Value Fund	97,683	2,677
	Real Estate Securities Fund	193,080	5,397
	Small Cap Growth Opportunities Fund (b)	62,182	1,374
	Small Cap Select Fund (b)	106,235	1,773
	Total Equity Funds
	(Cost $106,377)		125,968

	Fixed Income Funds - 23.2%
	First American Investment Funds, Inc. (a)
	Core Bond Fund	1,841,663	20,387
	High Income Fund	269,969	2,595
	Inflation Protected Securities Fund	1,598,287	15,471
	Total Fixed Income Funds
	(Cost $38,716)		38,453

	Short-Term Investment - 1.0%
	First American Funds, Inc. (c)
	Prime Obligations Fund
	(Cost $1,642)	1,641,804	1,642

	Total Affiliated Investment Companies - 100.1%
	(Cost $146,735)		166,063
	Other Assets and Liabilities, Net - (0.1)%		(84)
	Total Net Assets - 100.0%		$165,979

+	Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund as of November 30, 2006.
(a)	Investments in these funds are made in the Y share class.
(b)	Fund paid no dividend during the twelve-month period ended November 30, 2006.
(c)	Investment in this fund is made in the Z share class.

	Schedule of Investments November 30, 2006 (unaudited), all dollars are rounded to thousands (000)

	Strategy Growth & Income Allocation Fund

	DESCRIPTION	SHARES	VALUE +

	Affiliated Investment Companies
	Equity Funds - 61.5%
	First American Investment Funds, Inc. (a)
	Equity Income Fund	565,143	$9,155
	Equity Index Fund	405,625	10,636
	International Fund	2,512,572	38,367
	Large Cap Growth Opportunities Fund (b)	1,358,710	42,093
	Large Cap Select Fund	2,049,886	31,896
	Large Cap Value Fund	1,316,525	29,569
	Mid Cap Growth Opportunities Fund (b)	130,315	5,846
	Mid Cap Value Fund	169,005	4,633
	Real Estate Securities Fund	294,610	8,234
	Small Cap Select Fund (b)	204,663	3,416
	Total Equity Funds
	(Cost $142,255)		183,845
	Fixed Income Funds - 32.5%
	First American Investment Funds, Inc. (a)
	Core Bond Fund	6,593,971	72,995
	High Income Bond Fund	737,985	7,092
	Inflation Protected Securities Fund	1,753,961	16,978
	Total Fixed Income Funds
	(Cost $98,274)		97,065
	Short-Term Investment - 6.6%
	First American Funds, Inc. (c)
	Prime Obligations Fund
	(Cost $19,854)	19,854,254	19,854
	Total Affiliated Investment Companies - 100.6%
	(Cost $260,383)		300,764
	Other Assets and Liabilities, Net - (0.6)%		(1,912)
	Total Net Assets - 100.0%		$298,852

+	Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund as of November 30, 2006.
(a)	Investments in these funds are made in the Y share class.
(b)	Fund paid no dividends during the twelve-month period ended November 30, 2006.
(c)	Investment in this fund is made in the Z share class.

	Schedule of Investments November 30, 2006 (unaudited), all dollars are rounded to thousands (000)

	Strategy Income Allocation Fund

	DESCRIPTION	SHARES	VALUE +

	Affiliated Investment Companies
	Equity Funds - 31.9%
	First American Investment Funds, Inc. (a)
	Equity Income Fund	228,775	$3,706
	Equity Index Fund	141,234	3,703
	International Fund	365,203	5,577
	Large Cap Growth Opportunities Fund (b)	141,029	4,369
	Large Cap Select Fund	283,720	4,415
	Large Cap Value Fund	49,451	1,111
	Real Estate Securities Fund	30,835	862
	Total Equity Funds
	(Cost $18,007)		23,743

	Fixed Income Funds - 50.7%
	First American Investment Funds, Inc. (a)
	Core Bond Fund	2,932,426	32,462
	High Income Bond Fund	201,287	1,934
	Inflation Protected Securities Fund	344,363	3,333
	Total Fixed Income Funds
	(Cost $37,993)		37,729

	Short-Term Investment - 17.4%
	First American Funds, Inc. (c)
	Prime Obligations Fund
	(Cost $12,931)	12,931,189	12,931

	Total Affiliated Investment Companies - 100.0%
	(Cost $68,931)		74,403
	Other Assets and Liabilities, Net - (0.0)%		(33)
	Total Net Assets - 100.0%		$74,370

+	Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund as of November 30, 2006.

(a)	Investments in these funds are made in the Y share class.
(b)	Fund paid no dividends during the twelve-month period ended November 30, 2006.
(c)	Investment in this fund is made in the Z share class.

	Schedule of Investments November 30, 2006 (unaudited), all dollars are rounded to thousands (000)

	Income Builder Fund

	DESCRIPTION	SHARES	VALUE+

	Affiliated Investment Companies
	Equity Funds - 35.8%
	First American Investment Funds, Inc. (a)
	Large Cap Value Fund	140,425	$3,154
	Real Estate Securities Fund	55,947	1,564
	Total Equity Funds
	(Cost $4,267)		4,718
	Fixed Income Funds - 61.0%
	First American Investment Funds, Inc. (a)
	High Income Bond Fund	465,523	4,474
	U.S. Government Mortgage Fund	340,096	3,574
	Total Fixed Income Funds
	(Cost $7,890)		8,048
	Short-Term Investment - 1.4%
	First American Funds, Inc. (b)
	Prime Obligations Fund
	(Cost $181)	181,155	181
	Total Affiliated Investment Companies - 98.2%
	(Cost $12,338)		12,947
	Other Assets and Liabilities, Net - 1.8%		243
	Total Net Assets - 100.0%		$13,190

+	Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund as of November 30, 2006.
(a)	Investments in these funds are made in the Y share class.
(b)	Investment in this fund is made in the Z share class.

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 19, 2007